POST-EMPLOYMENT BENEFITS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Employee Benefits [Abstract]
Defined contribution plan expense	$ 8	$ 6
Entity's own securities included in plan assets	5	$ 7
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 177
Weighted average duration of defined benefit obligation | year	18	19
Return on plan assets	$ (44)	$ 160
Cumulative loss in equity, employee benefit plans	$ 384	$ 425